Earnings Per Share (Summary Of Calculations And Reconciliation Of Basic To Diluted Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share Reconciliation [Abstract]
Net income	$ 27,507	$ 29,281	$ 28,076	$ 27,167	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 112,031		$ 88,767		$ 78,886
Income available to common stockholders, basic									112,031		88,767		78,886
Income available to common stockholders diluted									$ 112,031		$ 88,767		$ 78,886
Income available to common stockholders, basic, shares									109,659,827		107,371,685		107,839,000
Effect of dilutive common stock equivalents, shares									1,334,622	[1]	719,837	[1]	205,786	[1]
Income available to common stockholders, diluted, shares									110,994,449		108,091,522		108,044,786
Basic earnings per share									$ 1.02		$ 0.83		$ 0.73
Diluted earnings per share									$ 1.01		$ 0.82		$ 0.73
Equity awards
Earnings Per Share Reconciliation [Abstract]
Securities excluded from computation of diluted earnings per share									3,900,000		4,900,000		4,100,000

[1]	For the years ended December 31, 2013, 2012 and 2011, there were 3.9 million, 4.9 million, and 4.1 million equity awards, respectively, that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented.